UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [X] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO         May 13, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         40
Form 13F Information Table Value Total:   $116,184
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE


                                    TITLE
                                    OF             VALUE   SHRS OR         INVESTMENT         VOTING AUTHORITY
NAME OF ISSUER                    CLASS   CUSIP   (X$1000) PRN AMT  SH/ PRNDISCRETION   SOLE  SHARED    NONE

PEPSICO INCORPORATED               COM  713448108    7207    140000   SH      SOLE                      140000
EXXON MOBIL CORPORATION            COM  30231G102    6742     99000   SH      SOLE                       99000
WAL-MART STORES                    COM  931142103    6366    122184   SH      SOLE                      122184
INTERNATIONAL BUSINESS MACHINE     COM  459200101    5532     57100   SH      SOLE                       57100
BHP BILLITON LTD - SPON ADR        ADR  088606108    5530    124000   SH      SOLE                      124000
SCHLUMBERGER LTD                   COM  806857108    5159    127000   SH      SOLE                      127000
UNION PACIFIC CORPORATION          COM  907818108    4912    119480   SH      SOLE                      119480
3M COMPANY                         COM  88579Y101    4574     92000   SH      SOLE                       92000
BERKSHIRE HATHAWAY                 COM  084670108    4335        50   SH      SOLE                          50
CATERPILLAR TRACTOR CO             COM  149123101    4202    150300   SH      SOLE                      150300
MICROSOFT CORP.                    COM  594918104    4041    220000   SH      SOLE                      220000
ABBOTT LABS                        COM  002824100    3959     83000   SH      SOLE                       83000
ROYAL DUTCH SHELL PLC - ADR A      ADR  780259206    3544     80000   SH      SOLE                       80000
TARGET CORP                        COM  87612E106    3439    100000   SH      SOLE                      100000
EMERSON ELECTRIC CO                COM  291011104    3430    120000   SH      SOLE                      120000
KIMBERLY CLARK CORPORATION         COM  494368103    2886     62600   SH      SOLE                       62600
BP P.L.C.                          ADR  055622104    2786     69466   SH      SOLE                       69466
INTEL CORP                         COM  458140100    2720    181000   SH      SOLE                      181000
BRISTOL-MYERS SQUIBB CO            COM  110122108    2630    120000   SH      SOLE                      120000
ORACLE CORP                        COM  68389X105    2512    139000   SH      SOLE                      139000
GLAXOSMITHKLINE PLC                ADR  37733W105    2486     80000   SH      SOLE                       80000
ILLINOIS TOOL WORKS                COM  452308109    2345     76000   SH      SOLE                       76000
LOWE'S CORP                        COM  548661107    2117    116000   SH      SOLE                      116000
CISCO SYSTEMS INC                  COM  17275R102    2081    124100   SH      SOLE                      124100
GENERAL ELECTRIC COMPANY           COM  369604103    1961    194000   SH      SOLE                      194000
AMETEK INC                         COM  031100100    1936     61900   SH      SOLE                       61900
PRAXAIR INC                        COM  74005P104    1824     27100   SH      SOLE                       27100
MERCK & CO.                        COM  589331107    1659     62000   SH      SOLE                       62000
HOSPIRA INC                        COM  441060100    1639     53100   SH      SOLE                       53100
PROCTER & GAMBLE CO                COM  742718109    1502     31900   SH      SOLE                       31900
AMERIPRISE FINANCIAL INC           COM  03076C106    1352     66000   SH      SOLE                       66000
MEDCO HEALTH SOLUTIONS INC         COM  58405U102    1315     31800   SH      SOLE                       31800
COVIDIEN LTD                       COM  G2552X108    1233     37100   SH      SOLE                       37100
WALGREENS                          COM  931422109    1166     44900   SH      SOLE                       44900
MEDTRONIC INC                      COM  585055106    1090     37000   SH      SOLE                       37000
ZIMMER HOLDINGS INC                COM  98956P102    1059     29000   SH      SOLE                       29000
AMERICAN EXPRESS COMPANY           COM  025816109    1050     77000   SH      SOLE                       77000
ELECTRONIC ARTS INC                COM  285512109     682     37500   SH      SOLE                       37500
WEATHERFORD INTERNATIONAL          COM  H27013103     666     60200   SH      SOLE                       60200
BANK OF AMERICA CORP               COM  060505104     516     75635   SH      SOLE                       75635

GRAND TOTALS                                       116184   3528415

